Cover Page	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	The Beachbody Company, Inc.
Entity Central Index Key	0001826889
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3222090
Entity Address, Address Line One	400 Continental Blvd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	310
Local Phone Number	883-9000
Entity Primary SIC Number	3600
Amendment Description	EXPLANATORY NOTE This Pre-Effective Amendment No. 1 (this “Pre-Effective Amendment”) to Post-Effective Amendment No. 1 (the “Post-Effective Amendment”) to the Registration Statement on Form S-1 (File No. 333-258149) initially filed July 23, 2021 and declared effective by the Securities and Exchange Commission (the “SEC”) on August 6, 2021 (the “Registration Statement”), is being filed to correct a hyperlink error for Exhibit 5.1 to the Post-Effective Amendment. No other changes have been made to the Post-Effective Amendment or the Registration Statement. Accordingly, this Pre-Effective Amendment consists only of the facing page, this explanatory note and Part II to the Registration Statement. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	400 Continental Blvd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	310
Local Phone Number	883-9000
Contact Personnel Name	Carl Daikeler